CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method	$ 48	$ 46	$ 98	$ 90	$ 181	$ 164	$ 160